UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      GARNET EQUITY CAPITAL HOLDINGS, INC.

Address:   655 Madison Avenue, 21st Floor
           New York, NY  10065


Form 13F File Number: 28-12687


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Joseph A. Cohen
Title:  President
Phone:  (212) 755-7577

Signature,  Place,  and  Date  of  Signing:

/s/ Joseph A. Cohen                New York, NY                       5/8/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              33

Form 13F Information Table Value Total:  $      259,322
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AEROPOSTALE                  COM              007865108    1,946    90,000 SH       SOLE                   90,000      0    0
BED BATH & BEYOND INC        COM              075896100    5,551    84,400 SH       SOLE                   84,400      0    0
BLACKROCK CORPOR HI YLD FD V COM              09255P107      994    80,000 SH       SOLE                   80,000      0    0
BRAVO BRIO RESTAURANT GROUP  COM              10567B109    2,050   102,700 SH       SOLE                  102,700      0    0
BRUNSWICK CORP               COM              117043109    2,189    85,000 SH       SOLE                   85,000      0    0
CSX CORP                     COM              126408103    1,937    90,000 SH       SOLE                   90,000      0    0
COLFAX CORP                  COM              194014106    1,057    30,000 SH       SOLE                   30,000      0    0
CONOCOPHILLIPS               COM              20825C104    1,520    20,000 SH       SOLE                   20,000      0    0
COWEN GROUP INC NEW          CL A             223622101      813   300,000 SH       SOLE                  300,000      0    0
ENERGY TRANSFER EQUITY L P   COM UT LTD PTN   29273V100    1,612    40,000 SH       SOLE                   40,000      0    0
EXPEDITORS INTL WASH INC     COM              302130109    2,326    50,000 SH       SOLE                   50,000      0    0
FEDEX CORP                   COM              31428X106    2,759    30,000 SH       SOLE                   30,000      0    0
GUESS INC                    COM              401617105    2,344    75,000 SH       SOLE                   75,000      0    0
HOME DEPOT INC               COM              437076102    4,025    80,000 SH       SOLE                   80,000      0    0
HUNTSMAN CORP                COM              447011107    1,681   120,000 SH       SOLE                  120,000      0    0
ISHARES TR                   US PFD STK IDX   464288687    1,171    30,000 SH       SOLE                   30,000      0    0
KENNAMETAL INC               COM              489170100    3,117    70,000 SH       SOLE                   70,000      0    0
MARINEMAX INC                COM              567908108      204    24,816 SH       SOLE                   24,816      0    0
MARKET VECTORS ETF TR        JR GOLD MINERS E 57060U589    2,210    90,000 SH       SOLE                   90,000      0    0
MONSTER WORLDWIDE INC        COM              611742107    1,463   150,000 SH       SOLE                  150,000      0    0
MURPHY OIL CORP              COM              626717102    2,814    50,000 SH       SOLE                   50,000      0    0
OLIN CORP                    COM PAR $1       680665205    3,263   150,000 SH       SOLE                  150,000      0    0
PACCAR INC                   COM              693718108    4,580    97,800 SH       SOLE                   97,800      0    0
POTASH CORP SASK INC         COM              73755L107    1,371    30,000 SH       SOLE                   30,000      0    0
PROSHARES TR II              ULTRASHRT EURO   74347W882      949    50,000 SH       SOLE                   50,000      0    0
REGENCY ENERGY PARTNERS L P  COM UNITS LP     75885Y107    1,967    80,000 SH       SOLE                   80,000      0    0
ROYAL CARIBBEAN CRUISES LTD  COM              V7780T103    2,943   100,000 SH       SOLE                  100,000      0    0
RYDER SYS INC                COM              783549108    3,168    60,000 SH       SOLE                   60,000      0    0
SPDR S&P 500 ETF TR          TR UNIT          78462F103  140,810 1,000,000 SH  PUT  SOLE                1,000,000      0    0
SPDR S&P 500 ETF TR          TR UNIT          78462F103   49,988   355,000 SH       SOLE                  355,000      0    0
SPDR SERIES TRUST            BRCLYS YLD ETF   78464A417    1,772    45,000 SH       SOLE                   45,000      0    0
UNITED PARCEL SERVICE INC    CL B             911312106    3,229    40,000 SH       SOLE                   40,000      0    0
WILLIAMS SONOMA INC          COM              969904101    1,499    40,000 SH       SOLE                   40,000      0    0
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